UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments:

Putnam Global Consumer Fund

The fund's portfolio
5/31/13 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Auto components (0.9%)

Valeo SA (France)	2,264	$150,335

		150,335
Automobiles (6.4%)

Fiat SpA (Italy)(NON)	29,803	235,446

General Motors Co.(NON)	5,400	183,006

Nissan Motor Co., Ltd. (Japan)	13,200	141,906

Toyota Motor Corp. (Japan)	7,900	466,001

		1,026,359
Beverages (5.9%)

Beam, Inc.	3,400	220,456

Coca-Cola Enterprises, Inc.	9,020	335,183

Dr. Pepper Snapple Group, Inc.	3,300	151,734

Pernod-Ricard SA (France)	2,032	244,015

		951,388
Building products (1.7%)

Fortune Brands Home & Security, Inc.(NON)	6,404	270,761

		270,761
Commercial services and supplies (1.2%)

G&K Services, Inc. Class A	4,000	193,240

		193,240
Distributors (0.6%)

LKQ Corp.(NON)	3,600	88,128

		88,128
Diversified consumer services (1.1%)

ITT Educational Services, Inc.(NON)	7,500	179,775

		179,775
Food and staples retail (4.3%)

Kroger Co. (The)	6,200	208,754

Lawson, Inc. (Japan)	1,700	123,396

Magnit OJSC (Russia)	727	162,907

Whole Foods Market, Inc.	4,000	207,440

		702,497
Food products (7.4%)

Associated British Foods PLC (United Kingdom)	4,097	111,849

Hershey Co. (The)	2,400	213,864

Hillshire Brands Co.	1,100	38,104

Kerry Group PLC Class A (Ireland)	3,985	226,046

Mead Johnson Nutrition Co.	2,570	208,350

Nestle SA (Switzerland)	4,760	314,098

Pinnacle Foods, Inc.(NON)	3,524	86,549

		1,198,860
Hotels, restaurants, and leisure (6.7%)

Compass Group PLC (United Kingdom)	18,684	245,220

McDonald's Corp.	4,000	386,280

Penn National Gaming, Inc.(NON)	3,700	203,648

Sands China, Ltd. (Hong Kong)	46,400	246,158

		1,081,306
Household durables (1.0%)

Coway Co., Ltd. (South Korea)	3,254	159,136

		159,136
Household products (4.2%)

Colgate-Palmolive Co.	1,800	104,112

Henkel AG & Co. KGaA (Preference) (Germany)	2,261	218,911

Procter & Gamble Co. (The)	4,569	350,716

		673,739
Internet and catalog retail (6.7%)

Amazon.com, Inc.(NON)	1,100	295,933

HomeAway, Inc.(NON)	5,400	165,132

Priceline.com, Inc.(NON)	601	483,162

Rakuten, Inc. (Japan)	12,800	141,877

		1,086,104
Leisure equipment and products (3.0%)

Hasbro, Inc.	4,560	202,829

LeapFrog Enterprises, Inc.(NON)	29,700	284,229

		487,058
Machinery (1.1%)

Stanley Black & Decker, Inc.	2,300	182,206

		182,206
Media (10.9%)

British Sky Broadcasting Group PLC (United Kingdom)	11,242	133,151

CBS Corp. Class B	4,900	242,550

Comcast Corp. Class A	7,800	313,170

DISH Network Corp. Class A	7,500	289,050

Pearson PLC (United Kingdom)	12,128	226,030

Time Warner, Inc.	5,020	293,017

WPP PLC (United Kingdom)	15,894	271,472

		1,768,440
Multiline retail (4.8%)

Dollar General Corp.(NON)	4,270	225,456

Macy's, Inc.	4,400	212,696

Nordstrom, Inc.	5,800	341,156

		779,308
Personal products (2.3%)

Herbalife, Ltd.	4,000	186,680

L'Oreal SA (France)	1,137	190,606

		377,286
Real estate management and development (1.5%)

BR Malls Participacoes SA (Brazil)	10,100	103,084

Daito Trust Construction Co., Ltd. (Japan)	1,500	139,816

		242,900
Specialty retail (9.3%)

American Eagle Outfitters, Inc.	4,300	85,097

Bed Bath & Beyond, Inc.(NON)	7,140	487,305

Best Buy Co., Inc.	11,820	325,641

GameStop Corp. Class A	5,600	185,696

Kingfisher PLC (United Kingdom)	48,275	252,621

Ulta Salon, Cosmetics & Fragrance, Inc.(NON)	1,800	163,368

		1,499,728
Textiles, apparel, and luxury goods (5.5%)

Cie Financiere Richemont SA (Switzerland)	3,916	344,199

Coach, Inc.	2,700	157,302

Luxottica Group SpA (Italy)	4,265	218,670

Michael Kors Holdings, Ltd. (Hong Kong)(NON)	2,600	163,332

		883,503
Tobacco (13.1%)

Altria Group, Inc.	10,500	379,050

British American Tobacco (BAT) PLC (United Kingdom)	8,671	476,220

Japan Tobacco, Inc. (Japan)	11,600	392,888

Lorillard, Inc.	3,600	152,784

Philip Morris International, Inc.	7,950	722,735

		2,123,677

Total common stocks (cost $12,448,144)		$16,105,734

SHORT-TERM INVESTMENTS (1.8%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.01%(AFF)	295,935	$295,935

Total short-term investments (cost $295,935)		$295,935

TOTAL INVESTMENTS

Total investments (cost $12,744,079)(b)		$16,401,669

FORWARD CURRENCY CONTRACTS at 5/31/13 (aggregate face value $6,561,708) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/17/13	$108,196	$117,017	$(8,821)
	British Pound	Sell	6/19/13	269,058	265,437	(3,621)
	Canadian Dollar	Buy	7/17/13	55,019	56,008	(989)
Barclays Bank PLC
	Australian Dollar	Buy	7/17/13	40,169	43,480	(3,311)
	British Pound	Sell	6/19/13	202,515	200,063	(2,452)
	Euro	Buy	6/19/13	62,913	63,500	(587)
	Hong Kong Dollar	Sell	8/22/13	216,986	217,060	74
	Japanese Yen	Buy	8/22/13	193,115	195,686	(2,571)
	Singapore Dollar	Buy	8/22/13	82,048	84,131	(2,083)
	Swedish Krona	Buy	6/19/13	50,968	52,453	(1,485)
	Swiss Franc	Buy	6/19/13	69,448	65,515	3,933
Citibank, N.A.
	Australian Dollar	Buy	7/17/13	52,476	56,826	(4,350)
	British Pound	Buy	6/19/13	206,617	204,101	2,516
	Danish Krone	Buy	6/19/13	17,576	17,611	(35)
Credit Suisse International
	Australian Dollar	Buy	7/17/13	66,692	72,194	(5,502)
	British Pound	Buy	6/19/13	188,994	186,700	2,294
	Canadian Dollar	Buy	7/17/13	82,191	83,891	(1,700)
	Euro	Sell	6/19/13	312,874	313,026	152
	Japanese Yen	Sell	8/22/13	124,846	132,754	7,908
	Swiss Franc	Buy	6/19/13	63,068	63,915	(847)
Deutsche Bank AG
	British Pound	Sell	6/19/13	10,027	9,905	(122)
	Euro	Buy	6/19/13	3,121	3,122	(1)
	Swedish Krona	Buy	6/19/13	44,690	45,733	(1,043)
Goldman Sachs International
	British Pound	Buy	6/19/13	206,617	204,870	1,747
	Japanese Yen	Buy	8/22/13	104,112	107,571	(3,459)
HSBC Bank USA, National Association
	British Pound	Sell	6/19/13	81,128	80,120	(1,008)
	Euro	Buy	6/19/13	74,611	74,622	(11)
	Swiss Franc	Buy	6/19/13	269,740	266,867	2,873
	Swiss Franc	Sell	6/19/13	269,740	268,474	(1,266)
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/19/13	179,423	177,247	2,176
	Canadian Dollar	Buy	7/17/13	49,430	50,305	(875)
	Euro	Sell	6/19/13	346,150	341,504	(4,646)
	Japanese Yen	Sell	8/22/13	124,535	128,642	4,107
	Swiss Franc	Sell	6/19/13	125,928	127,370	1,442
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/17/13	3,626	3,915	(289)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/13	18,319	19,733	(1,414)
	Canadian Dollar	Buy	7/17/13	62,246	63,340	(1,094)
	Euro	Buy	6/19/13	145,973	145,209	764
	Swedish Krona	Buy	6/19/13	79,916	81,775	(1,859)
UBS AG
	British Pound	Sell	6/19/13	338,336	333,937	(4,399)
	Canadian Dollar	Buy	7/17/13	23,222	23,691	(469)
	Euro	Buy	6/19/13	499,012	499,132	(120)
	Swiss Franc	Buy	6/19/13	97,374	98,660	(1,286)
WestPac Banking Corp.
	British Pound	Buy	6/19/13	16,864	16,657	207
	Canadian Dollar	Buy	7/17/13	2,216	2,256	(40)
	Euro	Buy	6/19/13	509,152	509,919	(767)
	Japanese Yen	Buy	8/22/13	373,446	385,764	(12,318)

Total						$(44,647)

Key to holding's abbreviations
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through May 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $16,169,207.
(b)	The aggregate identified cost on a tax basis is $12,815,494, resulting in gross unrealized appreciation and depreciation of $3,645,969 and $59,794, respectively, or net unrealized appreciation of $3,586,175.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$608,170	$2,251,925	$2,860,095	$426	$—
	Putnam Short Term Investment Fund *	—	2,781,209	2,485,274	91	295,935
	Totals	$608,170	$5,033,134	$5,345,369	$517	$295,935
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
	At the close of the reporting period, the fund maintained liquid assets totaling $41,918 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	62.8%
	United Kingdom	10.4
	Japan	8.6
	Switzerland	4.0
	France	3.6
	Italy	2.8
	Hong Kong	2.5
	Ireland	1.4
	Germany	1.3
	Russia	1.0
	South Korea	1.0
	Brazil	0.6

	Total	100.0%
⌂	Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $49,744 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$5,956,958	$3,232,222	$—
Consumer staples	3,729,418	2,298,029	—
Financials	103,084	139,816	—
Industrials	646,207	—	—
Total common stocks	10,435,667	5,670,067	—
Short-term investments	295,935	—	—

Totals by level	$10,731,602	$5,670,067	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(44,647)	$—

Totals by level	$—	$(44,647)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$30,193	$74,840

Total	$30,193	$74,840

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$7,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 26, 2013